John Hancock
Disciplined Alternative Yield Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 83.7%		$67,657,214
(Cost $63,425,969)
Communication services 7.7%		6,229,743
Diversified telecommunication services 0.0%
AT&T, Inc. (A)	413	15,438
Interactive media and services 1.3%
Alphabet, Inc., Class A (A)(B)	800	1,043,272
Media 6.4%
Comcast Corp., Class A (A)	21,700	958,055
Fox Corp., Class A (A)	62,800	2,245,728
Liberty Global PLC, Series C (A)(B)	91,500	1,967,250
Consumer discretionary 11.6%		9,417,136
Auto components 0.8%
Lear Corp. (A)	5,600	673,736
Hotels, restaurants and leisure 4.7%
International Game Technology PLC	57,000	846,450
Las Vegas Sands Corp. (A)	32,900	2,064,475
Wyndham Hotels & Resorts, Inc.	14,800	857,364
Internet and direct marketing retail 1.6%
Booking Holdings, Inc. (A)(B)	700	1,332,821
Multiline retail 1.2%
Dollar General Corp.	6,000	944,160
Specialty retail 3.3%
Lowe's Companies, Inc. (A)	23,000	2,698,130
Consumer staples 1.1%		921,358
Food and staples retailing 1.1%
The Kroger Company (A)	33,700	921,358
Energy 9.8%		7,904,579
Oil, gas and consumable fuels 9.8%
Cimarex Energy Company (A)	12,700	583,819
Diamondback Energy, Inc. (A)	32,800	2,536,752
EOG Resources, Inc. (A)	31,900	2,261,710
Marathon Petroleum Corp. (A)	14,100	855,024
Parsley Energy, Inc., Class A (A)	111,300	1,667,274
Financials 22.6%		18,261,987
Banks 16.1%
Bank of America Corp. (A)	95,300	3,175,396
Citigroup, Inc. (A)	89,200	6,700,704
JPMorgan Chase & Co. (A)	23,600	3,109,536
Capital markets 3.3%
TD Ameritrade Holding Corp. (A)	45,800	2,373,814
The Goldman Sachs Group, Inc. (A)	1,300	287,755
Consumer finance 1.2%
Capital One Financial Corp.	9,600	960,096
Insurance 2.0%
Everest Re Group, Ltd. (A)	6,100	1,654,686
2	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 7.0%		$5,625,543
Health care providers and services 7.0%
CVS Health Corp. (A)	35,500	2,672,085
HCA Healthcare, Inc. (A)	21,300	2,953,458
Industrials 7.6%		6,122,024
Aerospace and defense 2.5%
The Boeing Company (A)	5,600	2,050,608
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	7,200	862,056
Airlines 4.0%
Delta Air Lines, Inc. (A)	56,000	3,209,360
Information technology 13.3%		10,715,634
Semiconductors and semiconductor equipment 6.3%
Broadcom, Inc.	5,700	1,802,397
Intel Corp. (A)	27,100	1,573,155
KLA Corp.	5,300	868,458
Micron Technology, Inc. (B)	18,200	864,682
Software 1.7%
Microsoft Corp.	8,900	1,347,282
Technology hardware, storage and peripherals 5.3%
Apple, Inc.	4,000	1,069,000
HP, Inc. (A)	90,100	1,809,208
NetApp, Inc. (A)	22,800	1,381,452
Materials 1.0%		807,720
Chemicals 1.0%
The Mosaic Company (A)	42,400	807,720
Utilities 2.0%		1,651,490
Electric utilities 2.0%
Edison International	23,900	1,651,490

	Yield (%)	Shares	Value
Short-term investments 29.1%			$23,503,041
(Cost $23,503,041)
Short-term funds 29.1%			23,503,041
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5954(C)	23,503,041	23,503,041

Total investments (Cost $86,929,010) 112.8%	$91,160,255
Other assets and liabilities, net (12.8%)	(10,349,558)
Total net assets 100.0%	$80,810,697

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 11-30-19 was $43,791,688.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 11-30-19.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	3

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc., Class A	USD	1,100.00	Dec 2019	8	800	$110,435	$(165,640)
Exchange-traded	Apple, Inc.	USD	185.00	Jun 2020	40	4,000	132,062	(338,500)
Exchange-traded	AT&T, Inc.	USD	31.00	Jan 2020	4	400	1,328	(2,600)
Exchange-traded	Bank of America Corp.	USD	23.00	Jan 2020	223	22,300	125,315	(230,248)
Exchange-traded	Bank of America Corp.	USD	22.00	Feb 2020	730	73,000	377,579	(824,900)
Exchange-traded	Booking Holdings, Inc.	USD	1,520.00	Jan 2020	7	700	251,869	(272,930)
Exchange-traded	Broadcom, Inc.	USD	230.00	Mar 2020	57	5,700	361,695	(496,185)
Exchange-traded	Capital One Financial Corp.	USD	75.00	Dec 2019	1	100	1,304	(2,513)
Exchange-traded	Capital One Financial Corp.	USD	77.50	Jan 2020	95	9,500	138,313	(217,313)
Exchange-traded	Cimarex Energy Company	USD	70.00	Dec 2019	127	12,700	107,563	(635)
Exchange-traded	Citigroup, Inc.	USD	62.50	Jan 2020	892	89,200	914,378	(1,155,140)
Exchange-traded	Comcast Corp., Class A	USD	30.00	Jan 2020	217	21,700	159,919	(308,140)
Exchange-traded	CVS Health Corp.	USD	55.00	Jan 2020	155	15,500	183,977	(315,031)
Exchange-traded	CVS Health Corp.	USD	55.00	Jun 2020	200	20,000	249,387	(415,000)
Exchange-traded	Delta Air Lines, Inc.	USD	50.00	Dec 2019	205	20,500	209,088	(151,700)
Exchange-traded	Delta Air Lines, Inc.	USD	38.00	Jan 2020	24	2,400	28,415	(46,740)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Mar 2020	215	21,500	289,376	(276,813)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Jun 2020	116	11,600	119,758	(151,670)
Exchange-traded	Diamondback Energy, Inc.	USD	75.00	Mar 2020	328	32,800	973,143	(257,480)
Exchange-traded	Dollar General Corp.	USD	115.00	Feb 2020	60	6,000	145,015	(259,200)
Exchange-traded	Edison International	USD	55.00	Jan 2020	17	1,700	26,978	(24,310)
Exchange-traded	Edison International	USD	65.00	Apr 2020	222	22,200	279,619	(150,960)
Exchange-traded	EOG Resources, Inc.	USD	70.00	Jan 2020	223	22,300	241,167	(88,643)
Exchange-traded	EOG Resources, Inc.	USD	72.50	Jan 2020	96	9,600	166,343	(26,544)
Exchange-traded	Everest Re Group, Ltd.	USD	220.00	Apr 2020	61	6,100	226,120	(321,470)
Exchange-traded	Fox Corp., Class A	USD	30.00	Jan 2020	296	29,600	197,416	(176,120)
Exchange-traded	Fox Corp., Class A	USD	28.00	Apr 2020	332	33,200	173,288	(272,240)
Exchange-traded	HCA Healthcare, Inc.	USD	105.00	Jan 2020	19	1,900	45,237	(64,885)
Exchange-traded	HCA Healthcare, Inc.	USD	115.00	Jan 2020	67	6,700	139,499	(164,820)
Exchange-traded	HCA Healthcare, Inc.	USD	115.00	Mar 2020	67	6,700	131,114	(175,875)
Exchange-traded	HCA Healthcare, Inc.	USD	120.00	Mar 2020	60	6,000	152,503	(126,300)
Exchange-traded	HP, Inc.	USD	16.00	Feb 2020	901	90,100	301,795	(367,158)
Exchange-traded	Intel Corp.	USD	40.00	Jan 2020	8	800	6,584	(14,500)
Exchange-traded	Intel Corp.	USD	47.00	Jan 2020	255	25,500	190,221	(284,325)
Exchange-traded	Intel, Corp.	USD	44.00	Jan 2020	8	800	6,829	(11,340)
Exchange-traded	International Game Technology	USD	12.00	Apr 2020	570	57,000	186,365	(199,500)
Exchange-traded	JPMorgan Chase & Co.	USD	90.00	Jan 2020	89	8,900	144,353	(373,133)
Exchange-traded	JPMorgan Chase & Co.	USD	95.00	Jan 2020	56	5,600	98,770	(206,780)
Exchange-traded	JPMorgan Chase & Co.	USD	97.50	Jan 2020	91	9,100	148,720	(314,178)
Exchange-traded	KLA Corp.	USD	125.00	Mar 2020	53	5,300	187,838	(219,420)
Exchange-traded	Las Vegas Sands Corp.	USD	52.50	Jan 2020	178	17,800	272,683	(185,565)
Exchange-traded	Las Vegas Sands Corp.	USD	50.00	Mar 2020	151	15,100	115,217	(197,055)
Exchange-traded	Lear Corp.	USD	105.00	Dec 2019	56	5,600	97,812	(87,640)
Exchange-traded	Liberty Global PLC, Series C	USD	22.50	Jan 2020	317	31,700	182,893	(19,020)
Exchange-traded	Liberty Global PLC, Series C	USD	20.00	Apr 2020	598	59,800	315,116	(158,470)
Exchange-traded	Lowe's Companies, Inc.	USD	85.00	Jan 2020	137	13,700	260,255	(447,648)
Exchange-traded	Lowe's Companies, Inc.	USD	95.00	Jan 2020	93	9,300	169,603	(213,203)
Exchange-traded	Marathon Petroleum Corp.	USD	50.00	Apr 2020	141	14,100	208,542	(171,668)
Exchange-traded	Micron Technology, Inc.	USD	32.00	Jan 2020	182	18,200	256,688	(284,830)
4	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Microsoft Corp.	USD	120.00	Mar 2020	89	8,900	$178,635	$(291,475)
Exchange-traded	NetApp, Inc.	USD	45.00	Jan 2020	114	11,400	113,660	(178,980)
Exchange-traded	NetApp, Inc.	USD	47.00	Jan 2020	114	11,400	184,831	(158,460)
Exchange-traded	Parsley Energy, Inc., Class A	USD	15.00	Dec 2019	1,113	111,300	452,938	(69,563)
Exchange-traded	TD Ameritrade Holding Corp.	USD	38.00	Jan 2020	458	45,800	101,656	(636,620)
Exchange-traded	The Boeing Company	USD	285.00	Jan 2020	24	2,400	154,244	(198,360)
Exchange-traded	The Boeing Company	USD	315.00	Feb 2020	32	3,200	242,290	(182,240)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	170.00	Jan 2020	2	200	4,765	(10,420)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	180.00	Jan 2020	11	1,100	34,066	(46,558)
Exchange-traded	The Kroger Company	USD	19.00	Jan 2020	1	100	608	(830)
Exchange-traded	The Kroger Company	USD	20.00	Apr 2020	336	33,600	167,647	(250,320)
Exchange-traded	The Mosaic Company	USD	19.00	Dec 2019	424	42,400	225,547	(27,984)
Exchange-traded	United Parcel Service, Inc.	USD	100.00	Apr 2020	72	7,200	122,706	(152,100)
Exchange-traded	Wyndham Hotels & Resorts, Inc.	USD	47.50	Feb 2020	148	14,800	140,838	(162,060)
							$11,933,918	$(13,601,948)
Puts
Exchange-traded	AT&T, Inc.	USD	34.00	Mar 2020	300	30,000	$34,188	$(18,900)
Exchange-traded	Dollar General Corp.	USD	140.00	Dec 2019	46	4,600	5,472	(4,255)
Exchange-traded	Toll Brothers, Inc.	USD	36.00	Dec 2019	225	22,500	8,766	(4,500)
							$48,426	$(27,655)
							$11,982,344	$(13,629,603)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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